FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:        /    /    (a)
             or fiscal year ending:    12 / 31 / 95  (b)

Is this a transition report?  (Y/N):                            __N__
                                                                 Y/N

Is this an amendment to a previous filing?  (Y/N):              __N__
                                                                 Y/N

                                      ___
Those items or sub-items with a box "|_/_|" after the item number should be completed only if the answer has changed from the previous filing on this form.
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1. A. Registrant Name:  American Republic Variable Annuity Account

   B. File Number:  811 - 4921

   C. Telephone Number:  (515) 245-2001

2. A. Street:  601 Sixth Avenue

   B. City:   Des Moines    C. State:  IA    D. Zip Code: 50309  Zip Ext:

   E. Foreign Country                        Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)-------------- __N__
                                                                            Y/N

4. Is this the last filing on this form by Registrant?(Y/N)--------------- __N__
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)?(Y/N)--------- __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]            Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)---------------------- __Y__
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)--------- _____
   [If answer is "N" (No), go to item 8.]                                   Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?----------------------------------------------------------_____

For period ending:  12/31/95                       If filing more than one
                                                   Page 47, "X" box:       _____

File number:  811 - 4921


UNIT INVESTMENT TRUSTS

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111. A. |_/_|  Depositor Name:_________________________________________________

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     B. |_/_|  File Number (If any): _______________________

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     C. |_/_|  City:_______________ State:________ Zip Code:_______Zip Ext:_____

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        |_/_|  Foreign Country:_______________________ Foreign Postal Code:_____

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111. A. |_/_|  Depositor Name:__________________________________________________

         ___
     B. |_/_|  File Number (If any):________________________

         ___
     C. |_/_|  City:_______________State:__________Zip Code:______Zip Ext:______

         ___
        |_/_|  Foreign Country:_____________________ Foreign Postal Code:_______

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112. A. |_/_|  Sponsor Name:____________________________________________________

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     B. |_/_|  File Number (If any): _______________________

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     C. |_/_|  City:______________ State:_________ Zip Code:_______Zip Ext:_____

         ___
        |_/_|  Foreign Country:_______________________Foreign Postal Code:______

         ___
112. A. |_/_|  Sponsor Name:____________________________________________________

         ___
     B. |_/_|  File Number (If any):________________________

         ___
     C. |_/_|  City:________________State:_________Zip Code:______Zip Ext:______

         ___
        |_/_|  Foreign Country:_______________________Foreign Postal Code:______

For period ending:  12/31/95                            If filing more than one
                                                        Page 48, "X" box:  _____

File number:  811 - 4921

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113. A. |_/_|  Trustee Name:____________________________________________________

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     B. |_/_|  City:_______________State:____________Zip Code:______Zip Ext:____

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        |_/_|  Foreign Country:______________________ Foreign Postal Code:______

         ___
113. A. |_/_|  Sponsor Name:____________________________________________________

         ___
     B. |_/_|  City:______________State:___________Zip Code:______Zip Ext:______

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        |_/_|  Foreign Country:______________________Foreign Postal Code:_______

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114. A. |_/_|  Principal Underwriter Name:______________________________________

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     B. |_/_|  File Number: 8 - ____________________________

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     C. |_/_|  City:_____________State:__________Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:_______________________Foreign Postal Code:______

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114. A. |_/_|  Principal Underwriter Name:______________________________________

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     B. |_/_|  File Number: 8 - ____________________________

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     C. |_/_|  City:______________State:____________Zip Code:______Zip Ext:_____

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        |_/_|  Foreign Country:______________________Foreign Postal Code:_______

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115. A. |_/_|  Independent Public Accountant Name:______________________________

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     B. |_/_|  City:_______________State:__________Zip Code:______Zip Ext:______

         ___
        |_/_|  Foreign Country:______________________Foreign Postal Code:_______

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115. A. |_/_|  Independent Public Accountant Name:______________________________

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     B. |_/_|  City:_______________State:__________Zip Code:______Zip Ext:______

         ___
        |_/_|  Foreign Country:______________________Foreign Postal Code:_______

For period ending:  12/31/95                            If filing more than one
                                                        Page 49, "X" box:  _____

File number:  811 - 4921

116. Family of investment companies information:

          ___
     A.  |_/_|  Is Registrant part of a family of investment companies?-- ______
                                                                           Y/N

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     B.  |_/_|  Identify the family in 10 letters:___ ___ ___ ___ ___ ___ ___
                 ___ ___ ___
                (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

          ___
117. A.  |_/_|  Is Registrant a separate account of an insurance company?
                (Y/N)--------------------------------------------------- _______
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          ___
     B.  |_/_|  Variable annuity contracts?(Y/N)------------------------ _______
                                                                           Y/N
          ___
     C.  |_/_|  Scheduled premium variable life contracts?(Y/N)--------- _______
                                                                           Y/N

          ___
     D.  |_/_|  Flexible premium variable life contracts?(Y/N)---------- _______
                                                                           Y/N

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     E.  |_/_|  Other types of insurance products registered under the
                Securities Act of 1933?(Y/N)---------------------------- _______
                                                                           Y/N
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118. |_/_| State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933--------------------------------------------------------- _______

      ___
119. |_/_| State the number of new series for which registration
           statements under the Securities Act of 1933 became effective during the period-------------------------------------------- _______

      ___
120. |_/_| State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)-----------------------------------------------------$_______

      ___
121. |_/_| State the number of series for which a current prospectus was in existence at the end of the period------------------------ _______

      ___
122. |_/_| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period------------------------------------------------------- _______

For period ending:  12/31/95                            If filing more than one
                                                        Page 50, "X" box:  _____

File number:  811 - 4921

      ___
123. |_/_| State the total value of the additional units considered
           in answering item 122 ($000's omitted)----------------------$ _______

      ___
124. |_/_| State the value of units of prior series that were placed
           in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)----------------------------------------------------$ _______

      ___
125. |_/_| State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------$ _______


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)----------------------------------------------------$ _______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of  Total Assets   Total Income
                                        Series       (000's      Distributions
                                        Investing   omitted)    ($000's omitted)

A. U.S. Treasury direct issue------------________   $_______   $____________



B. U.S. Government agency----------------________   $_______   $____________



C. State and municipal tax-free----------________   $_______   $____________



D. Public utility debt-------------------________   $_______   $____________



E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--------________   $_______   $____________



F. All other corporate intermed. &
   long-term debt------------------------________   $_______   $____________

G. All other corporate short-term debt------________   $_______   $____________

H. Equity securities of brokers or dealers
   or parents of brokers or dealers---------________   $_______   $____________

I. Investment company equity securities-----________   $_______   $____________

J. All other equity securities--------------____1___   $108,514   $4,441_______

K. Other securities-------------------------________   $_______   $____________

L. Total assets of all series of
   registrant-------------------------------_____1__   $108,514   $4,441_______


For period ending:  12/31/95                            If filing more than one
                                                        Page 51, "X" box:  _____

File number:  811 - 4921

      ___
128. |_/_| Is the timely payment of principal and interest on
           any of the portfolio securities held by any of
           Registrant's series at the end of the current
           period insured or guaranteed by an entity other
           than the issuer?(Y/N)---------------------------------------- _______
           [If answer is "N" (No), go to item 131.]                        Y/N

      ___
129. |_/_| Is the issuer of any instrument covered in item 128
           delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)--------- ________
           [If answer is "N" (No), go to item 131.]                        Y/N

      ___
130. |_/_| In computations of NAV or offering price per unit, is any
           part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees? -------------- _______
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)-----------------------------------------------------$ 2,199_

      ___
132. |_/_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


        811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

        811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

        811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

        811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

This report is signed on behalf of the registrant (or depositor or trustee).

City of:                           State:                       Date:
        Des Moines                    Iowa                      02/21/96

Name of Registrant, Depositor, or Trustee:
        American Republic Variable Annuity Account

By (Name and Title):                     Witness (Name and Title):
   /s/ Ronald P. Morden                      /s/ Mary K. Durand
   Ronald P. Morden                          Mary K. Durand
   Senior Vice President and Treasurer       Secretary
   American Republic Insurance Company       American Republic Insurance Company